Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	¥ 1,000	¥ 2,000
Fair value, Financial assets	1,007	2,000
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets	7
Remaining aggregate contractual amounts outstanding, Financial liabilities	585,694	728,385
Fair value, Financial liabilities	584,630	687,927
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(1,064)	(40,458)
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	1,000	2,000
Fair value, Financial assets	1,007	2,000
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets	7
Long-term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	585,694	728,385
Fair value, Financial liabilities	584,630	687,927
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (1,064)	¥ (40,458)